CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 165,407	$ 111,402
Short-term investments	412,555	4,100
Loan receivables	2,533
Accounts receivable, net	4,403	2,807
Inventories	101,613	32,653
Advances to suppliers	8,759	22,343
Prepayments and other current assets	32,852	9,289
Deferred tax assets	424	292
Total current assets	728,546	182,886
Non-current assets:
Property, equipment and software, net	8,289	5,394
Intangible assets, net	18	36
Goodwill	2,320	2,320
Deferred tax assets	1,497	2,706
Other non-current assets	2,645	1,969
Total non-current assets	14,769	12,425
Total assets	743,315	195,311
Current liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of US$23,129 and US$27,992 as of December 31, 2013 and 2014, respectively. Note 1)
Accounts payable	145,442	88,766
Amount due to related parties (Note 15)		280
Advances from customers	11,070	4,506
Short-term loan	1,611
Tax payable	13,661	16,264
Accrued expenses and other current liabilities	20,169	9,835
Total current liabilities	191,953	119,651
Non-current liabilities
Other non-current liabilities	843
Total non-current liabilities	843
Total liabilities	192,796	119,651
Commitments and contingencies (Note 14)
Mezzanine Equity
Redeemable Preferred Shares		17,184
Shareholders' equity
Ordinary shares (US$0.00025 par value, 152,097,052 shares authorized, 79,124,394 shares issued and outstanding as of December 31, 2013; and 1,000,000,000 (including 840,000,000 Class A, 60,000,000 Class B and 100,000,000 discretionary) shares authorized, 89,407,395 Class A ordinary shares issued and 86,400,288 outstanding, 58,804,840 Class B ordinary shares issued and outstanding as of December 31, 2014)	36	20
Additional paid-in capital	459,108	32,652
Statutory reserves	451	449
Retained earnings	89,405	24,238
Accumulated other comprehensive income	1,259	1,117
Jumei's shareholders' equity	550,259	58,476
Noncontrolling interests	260
Total shareholders' equity	550,519	58,476
Total liabilities, mezzanine equity and shareholders' equity	743,315	195,311
Series A-1 Redeemable Preferred Shares [Member]
Mezzanine Equity
Redeemable Preferred Shares		647
Series A-2 Redeemable Preferred Shares [Member]
Mezzanine Equity
Redeemable Preferred Shares		8,854
Series B Redeemable Preferred Shares [Member]
Mezzanine Equity
Redeemable Preferred Shares		$ 7,683